LONG-TERM INVESTMENTS IN ASSOCIATES (Details) $ in Millions, Rp in Billions	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2020 IDR (Rp)	Nov. 16, 2020 USD ($)
PT Aplikasi Karya Anak Bangsa ("AKAB") | Telkomsel
Disclosure of associates [line items]
Long-term investments in associates		Rp 2,116	$ 150
Investment in equity | MDI
Disclosure of associates [line items]
Long-term investments in associates	Rp 1,212